Basis of Presentation: Revenue Recognition (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Revenue Recognition	Revenue The Company has no revenue as of September 30, 2012.

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has not generated revenue since the inception of September 21, 2011.